Summary of Significant Accounting Policies - Summary Of Basic and Diluted Loss Per Ordinary Share (Detail) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Denominator: Weighted Average Class A Ordinary
Basic and diluted weighted average shares outstanding				17,858,976	7,390,456
Basic and diluted net income per share				$ (5.98)	$ (6.99)
Numerator: Net Loss minus Net Earnings
Net loss	$ (20,957,000)	$ (18,693,000)		$ (106,780,000)	$ (51,661,000)
Colonnade Acquisition Corp.
Numerator: Earnings allocable to Class A Ordinary shares
Interest income			$ 54,051
Unrealized gain on investments held in Trust Account			2,931
Net income allocable to Class A Ordinary shares			56,982
Numerator: Net Loss minus Net Earnings
Net loss			(51,512,690)
Less: Net income allocable to Class A Ordinary Shares			(56,982)
Less: Accretion of Class A Ordinary Shares to redemption value			(16,012,881)
Net Loss attributable to Class B Ordinary Shares			$ (67,582,553)
Colonnade Acquisition Corp. | Class A Ordinary Shares [Member]
Denominator: Weighted Average Class A Ordinary
Basic and diluted weighted average shares outstanding			13,913,043
Basic and diluted net income per share			$ 0.00
Colonnade Acquisition Corp. | Class B Ordinary Shares [Member]
Denominator: Weighted Average Class A Ordinary
Basic and diluted weighted average shares outstanding			5,000,000
Basic and diluted net income per share			$ (13.52)